Related party transactions - Narrative (Details) € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2024 EUR (€)	Dec. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Payment for provision of services in relation to business development			$ 513,809	$ 835,315
ABX-CRO
Disclosure of transactions between related parties [line items]
Upfront cash consideration | €	€ 1.2
Acquisition term (in years)		2 years
Payment for provision of services in relation to business development			$ 0	$ 0